Loan Receivables (Details) - Schedule of Risk Profile of Loan Receivables Based on the Group’s Provision Matrix - MYR (RM)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Risk Profile of Loan Receivables Based on the Group’s Provision Matrix [Line Items]
Lifetime ECL	RM 640,684	RM 272,225
Not past due [Member]
Schedule of Risk Profile of Loan Receivables Based on the Group’s Provision Matrix [Line Items]
Lifetime ECL	548,129	237,382
1 to 30 days [Member]
Schedule of Risk Profile of Loan Receivables Based on the Group’s Provision Matrix [Line Items]
Lifetime ECL	47,460	31,125
31-60 days [Member]
Schedule of Risk Profile of Loan Receivables Based on the Group’s Provision Matrix [Line Items]
Lifetime ECL	6,349	3,102
61-210 days [Member]
Schedule of Risk Profile of Loan Receivables Based on the Group’s Provision Matrix [Line Items]
Lifetime ECL	38,746	616
211 – 240 days [Member]
Schedule of Risk Profile of Loan Receivables Based on the Group’s Provision Matrix [Line Items]
Lifetime ECL
Over 241 days [Member]
Schedule of Risk Profile of Loan Receivables Based on the Group’s Provision Matrix [Line Items]
Lifetime ECL